Long-term bank loans and 2022 Notes	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-term bank loans and 2022 Notes

7.       Long-term bank loans and 2022 Notes:

Details of the Company’s credit facilities and debt securities are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report and are supplemented by the below new activities.

New Financing Activities

(i) SEB $39,000 Facility:

On January 22, 2021, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), (the “SEB $39,000 Facility”), for the financing of an amount of $39,000. The amount was drawn on January 25, 2021 and used to finance the cash consideration for the E.R. Acquisition Vessels (Note 5), which were delivered to the Company on January 26, 2021. The facility is repayable in 20 equal quarterly principal payments of $1,950 with the last installment due in January 2026. The SEB $39,000 Facility is secured by a first priority mortgage on the E.R. Acquisition Vessels.

(ii) NBG $125,000 Facility:

On June 24, 2021, the Company entered into an agreement with the National Bank of Greece for a term loan with one drawing in an amount of up to $125,000 (the “NBG $125,000 Facility”). On June 28, 2021, the amount of $125,000 was drawn under the NBG $125,000 Facility to refinance the outstanding amount of $98,505 under the DNB $310,000 Facility. The facility is repayable in 20 equal quarterly principal payments of $3,750 and a balloon payment of $50,000 payable together with the last installment due in June 2026. The NBG $125,000 Facility is secured by first priority mortgages on the same 17 vessels financed under the DNB $310,000 Facility.

(iii) ING $170,600 Facility:

In June 2021, the Company received credit committee approval from ING Bank N.V., London Branch, in order to increase the financing by $40,000 and to include additional borrowers under the existing ING $170,600 Facility. The additional financing amount of $40,000 is available in two tranches which will be used to finance the recently delivered vessels Star Elizabeth and Star Pavlina (Note 5) which was financed by internal funds. The two additional tranches will mature 5 years after their drawdown. The amended and restated ING $170,600 Facility, the “ING $210,600 Facility”, will be secured also by a first priority mortgage on the two additional vessels. The facility is subject to customary conditions precedent and the execution of definitive documentation.

(iv) ABN AMRO $97,150 Facility:

In June 2021, the Company received credit committee approval from ABN AMRO Bank N.V. and the relevant term sheet signed in August 2021, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”), which will refinance in full the outstanding amount under the Citibank $130,000 Facility, which amounted to $93,500 as of June 30, 2021. The ABN AMRO $97,150 Facility is available in two tranches, one of $68,950 maturing no later than August 2026 (“Advance A”) and one of $28,200 maturing no later than August 2024 (“Advance B”). Advance A is repayable in 20 equal consecutive quarterly instalments of $2,250, commencing three months from its drawdown and a final balloon payment of $23,950 which will be payable together with the final instalment. Advance B is repayable in 12 equal consecutive quarterly instalments of $2,350, commencing three months from its drawdown. The ABN AMRO $97,150 Facility will be secured by a first priority mortgage on the same vessels currently securing the Citibank $130,000 Facility. The facility is subject to customary conditions precedent and the execution of definitive documentation.

The Company’s credit facilities contain financial covenants and undertakings, a summary of which is included in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report. The financial covenants and undertakings included in the above mentioned new loan agreements are substantially similar to those contained in the Company’s other credit facilities.

As of December 31, 2020 and June 30, 2021, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000 and $64,000, respectively which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2020 and June 30, 2021, the Company was required to maintain a minimum liquidity, legally restricted, of $12,320 and $17,304, respectively, which is included within “Restricted cash, current and non-current” in the consolidated balance sheets. The increase in restricted cash is attributable to the increase in collateral required under certain of the Company’s financial instruments (Note 12).

As of June 30, 2021, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes and lease financings described in Note 6.

The principal payments required to be made after June 30, 2021 for all of the then-outstanding bank debt, are as follows:

Twelve month periods ending	Amount
June 30, 2022	$153,930
June 30, 2023	162,204
June 30, 2024	346,208
June 30, 2025	147,703
June 30, 2026	199,155
June 30, 2027 and thereafter	85,736
Total Long-term bank loans	$1,094,936
Unamortized loan issuance costs	(10,789)
Total Long-term bank loans, net	$1,084,147
Current portion of long-term bank loans	153,930
Long-term bank loans, net of current portion and unamortized loan issuance costs	930,217

The 2022 Notes mature in November 2022 and are presented in the consolidated balance sheets as of June 30, 2021 net of unamortized debt issuance costs of $564. In June 2021, the Company delivered to the holders of the 2022 Notes a notice of redemption of all of the Company’s outstanding 2022 Notes (Note 14). In this respect, the 2022 Notes are classified within current liabilities in the consolidated balance sheet as of June 30, 2021.

All of the Company’s bank loans and applicable lease financings bear interest at LIBOR plus a margin, except for the DSF $55,000 Facility (Note 12).The weighted average interest rate (including the margin) related to the Company’s existing bank loans, 2022 Notes and lease financings for the six-month periods ended June 30, 2020 and 2021 was 4.13% and 3.06%, respectively.

The commitment fees incurred during the six-month periods ended June 30, 2020 and 2021 with regards to the Company’s unused amounts under its credit facilities were $75 and $3, respectively. There are no undrawn portions as of June 30, 2021, other than the available amount of $30,000 under the HSBC Working Capital Facility.

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six months ended June 30,
	2020	2021
Interest on financing agreements	$33,818	$24,028
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	(492)	998
Amortization of debt (loan, lease & notes) issuance costs	3,663	3,606
Other bank and finance charges	1,392	827
Interest and finance costs	$38,381	$29,459

During the six-month periods ended June 30, 2020 and 2021, the Company incurred finance expenses of $77 and $0, respectively and during the respective periods the Company wrote-off an amount of $541 and $1,859, respectively of unamortized debt issuance costs. The above mentioned amounts were incurred in connection with the refinancing of certain credit facilities and lease financings and are included under “Loss on debt extinguishment” in the unaudited interim condensed consolidated statements of operations.